Discontinued Operations (Income Statement Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Net Sales		$ 309
Income from operations	0	63	(998)
Income Tax Expense		(32)
Income from operations, net of income taxes		31
Loss on disposal	0	(33)	2,030
Income tax benefit		37
Net income from discontinued operations	$ 0	$ 35	$ 290